UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22705

SSGA MASTER TRUST

(Exact name of registrant as specified in charter)

ONE IRON STREET

BOSTON, MASSACHUSETTS 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	W. John McGuire, Esq. Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: June 30

Date of reporting period: September 30, 2018

Item 1.	Schedule of Investments.

Quarterly Report
September 30, 2018
SSGA Master Trust
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Schedule of Investments (Unaudited)
Blackstone / GSO Senior Loan Portfolio	1
Notes to Schedule of Investments (Unaudited)	20
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 93.0% (a)
ADVERTISING SERVICES — 0.0% (b)
AppLovin Corp. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.75%, 6.06%, 8/15/2025	$ 1,804,124	$ 1,827,803
AEROSPACE & DEFENSE — 2.6%
DAE Aviation Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 5.99%, 7/7/2022	12,528,449	12,611,639
Engility Corp. Senior Secured Term Loan B2, 1 Month USD LIBOR + 2.75%, 4.99%, 8/12/2023	5,371,762	5,395,263
MacDonald Dettwiler & Associates, Ltd. Senior Secured Term Loan B, 1 Month USD LIBOR + 2.75%, 5.15%, 10/4/2024	16,101,301	15,873,146
TransDigm, Inc.:
Senior Secured 2018 Term Loan E, 1 Month USD LIBOR + 2.50%, 4.74%, 5/30/2025	28,266,217	28,378,999
Senior Secured 2018 Term Loan F, 1 Month USD LIBOR + 2.50%, 4.74%, 6/9/2023	18,413,612	18,501,905
Senior Secured 2018 Term Loan G, 1 Month USD LIBOR + 2.50%, 4.74%, 8/22/2024	8,896,725	8,933,646
		89,694,598
AIRLINES — 0.1%
American Airlines, Inc. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 1.75%, 3.98%, 6/27/2025	5,000,000	4,912,950
AUTO COMPONENTS — 0.7%
USI, Inc. Senior Secured 2017 Repriced Term Loan, 3 Month USD LIBOR + 3.00%, 5.39%, 5/16/2024	25,000,081	25,040,706
Security Description	Principal Amount	Value
AUTOMOBILES — 0.2%
American Axle & Manufacturing, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 2.25%, 4.47%, 4/6/2024	$ 4,311,225	$ 4,318,230
TI Group Automotive Systems LLC Senior Secured 2015 USD Term Loan, 1 Month USD LIBOR + 2.50%, 4.74%, 6/30/2022	1,671,754	1,679,486
		5,997,716
BUILDING PRODUCTS — 0.7%
AZEK Co. LLC Senior Secured 2017 Term Loan, 6 Month USD LIBOR + 3.75%, 6.25%, 5/3/2024	1,989,899	2,007,320
Builders FirstSource, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.00%, 5.39%, 2/29/2024	4,912,060	4,926,895
SRS Distribution, Inc. Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 5.44%, 5/23/2025	16,727,273	16,634,938
		23,569,153
CAPITAL MARKETS — 0.6%
Duff & Phelps Corp. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.49%, 2/13/2025	15,301,894	15,331,962
LPL Holdings, Inc. Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 2.25%, 4.42%, 9/23/2024	1,627,557	1,638,754
Victory Capital Holdings, Inc. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 2.75%, 5.12%, 2/12/2025	2,935,010	2,949,686
		19,920,402
CHEMICALS — 2.9%
Alpha 3 B.V. Senior Secured 2017 Term Loan B1, 3 Month USD LIBOR + 3.00%, 5.39%, 1/31/2024	4,301,071	4,332,254

See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Avantor, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 4.00%, 6.24%, 11/21/2024	$ 21,982,935	$ 22,276,627
Composite Resins Holding B.V. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.25%, 6.35%, 8/1/2025	14,962,500	15,074,719
GrafTech Finance, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 5.74%, 2/12/2025	17,762,175	17,906,493
LTI Holdings, Inc. Senior Secured 2018 Add On 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 5.74%, 9/6/2025	13,223,140	13,292,033
PQ Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.50%, 4.74%, 2/8/2025	2,624,868	2,631,023
Starfruit Finco B.V. Senior Secured 2018 USD Term Loan B, 3.25%, 9/20/2025	22,985,075	23,109,539
Vantage Specialty Chemicals, Inc. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 4.00%, 6.24%, 10/28/2024	233,786	235,199
		98,857,887
COMMERCIAL SERVICES & SUPPLIES — 8.9%
Advanced Disposal Services, Inc. Senior Secured Term Loan B3, 1 Week USD LIBOR + 2.25%, 4.41%, 11/10/2023	4,357,339	4,377,775
Allied Universal Holdco LLC Senior Secured 2015 Term Loan, 3 Month USD LIBOR + 3.75%, 6.14%, 7/28/2022	32,019,158	31,598,907
Ancestry.com Operations, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.50%, 10/19/2023	8,622,091	8,670,633
Asurion LLC:
Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 6.50%, 8.74%, 8/4/2025	60,082,345	61,866,189
Security Description	Principal Amount	Value
Senior Secured 2017 Term Loan B4, 1 Month USD LIBOR + 3.00%, 5.24%, 8/4/2022	$ 4,994,416	$ 5,041,238
Senior Secured 2018 Term Loan B6, 1 Month USD LIBOR + 3.00%, 5.24%, 11/3/2023	13,652,419	13,769,762
Senior Secured 2018 Term Loan B7, 1 Month USD LIBOR + 3.00%, 5.24%, 11/3/2024	22,778,306	22,965,202
Belron S.A. Senior Secured USD Term Loan B, 3 Month USD LIBOR + 2.50%, 4.84%, 11/7/2024	4,413,914	4,444,259
BrightView Landscapes LLC Senior Secured 2018 1st Lien Term Loan B, 3 Month USD LIBOR + 2.50%, 4.69%, 8/15/2025	3,076,923	3,096,631
Equian LLC Senior Secured Add on Term Loan B, 1 Month USD LIBOR + 3.25%, 5.46%, 5/20/2024	4,392,866	4,419,641
GFL Environmental, Inc. Senior Secured 2018 USD Term Loan B, 3 Month USD LIBOR + 2.75%, 5.14%, 5/30/2025	8,592,006	8,613,486
KAR Auction Services, Inc.:
Senior Secured Term Loan B4, 3 Month USD LIBOR + 2.25%, 4.69%, 3/11/2021 (c)	1,814,134	1,823,204
Senior Secured Term Loan B5, 3 Month USD LIBOR + 2.50%, 4.94%, 3/9/2023	1,486,730	1,496,022
KUEHG Corp. Senior Secured 2018 Incremental Term Loan, 3.75%, 2/21/2025	7,378,796	7,429,525
Learning Care Group, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.42%, 3/13/2025	10,061,798	10,099,530
Lineage Logistics Holdings LLC Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 3.00%, 5.24%, 2/27/2025	16,755,181	16,758,700
Packers Holdings LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.39%, 12/4/2024	7,852,057	7,865,131

See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Prime Security Services Borrower LLC Senior Secured 2016 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 4.99%, 5/2/2022	$ 29,645,916	$ 29,817,270
Prometric Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.25%, 1/29/2025	2,907,468	2,914,140
Southern Graphics, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.47%, 12/31/2022	18,765,604	18,803,135
SSH Group Holdings, Inc. Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.25%, 6.59%, 7/30/2025	7,407,407	7,481,481
TruGreen, Ltd. Partnership Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 4.00%, 6.13%, 4/13/2023	728,834	737,489
Verscend Holding Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.50%, 6.74%, 8/27/2025	21,875,000	22,098,344
VT Buyer Acquisition Corp.:
Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 6.09%, 8/1/2025 (c)	7,441,860	7,497,674
Senior Secured 2018 Delayed Draw Term Loan, 3 Month USD LIBOR + 3.75%, 6.14%, 8/1/2025	1,860,465	1,874,419
		305,559,787
COMMUNICATIONS EQUIPMENT — 1.0%
Arris Group, Inc. Senior Secured 2017 Repriced Term Loan, 1 Month USD LIBOR + 2.25%, 4.49%, 4/26/2024 (c)	1,950,495	1,957,205
Avaya, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.25%, 6.41%, 12/15/2024	21,744,831	21,964,019
Security Description	Principal Amount	Value
Riverbed Technology, Inc. Senior Secured 2016 Term Loan, 1 Month USD LIBOR + 3.25%, 5.50%, 4/24/2022	$ 8,929,257	$ 8,928,721
		32,849,945
COMPUTER SERVICES — 0.6%
Genuine Financial Holdings LLC Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 6.14%, 7/12/2025	19,672,131	19,825,869
COMPUTERS & PERIPHERALS — 0.3%
TierPoint LLC Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 5.99%, 5/6/2024	10,192,500	10,098,525
CONSTRUCTION & ENGINEERING — 0.5%
CNT Holdings III Corp. Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 3.25%, 5.50%, 1/22/2023	4,949,622	4,934,773
MX Holdings US, Inc. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.00%, 3.00%, 7/31/2025	2,009,917	2,027,504
Pike Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 5.75%, 3/23/2025	10,849,874	10,952,948
		17,915,225
CONSTRUCTION MATERIALS — 0.5%
Forterra Finance, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.00%, 3.00%, 10/25/2023	2,258,390	2,168,754
Quikrete Holdings, Inc. Senior Secured 2016 1st Lien Term Loan, 2.75%, 11/15/2023	10,000,000	10,034,400
Traverse Midstream Partners LLC Senior Secured 2017 Term Loan, 6 Month USD LIBOR + 4.00%, 6.16%, 9/27/2024	3,881,372	3,915,742
		16,118,896

See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
CONTAINERS & PACKAGING — 1.4%
Berlin Packaging LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.11%, 11/7/2025	$ 9,618,750	$ 9,632,264
Plastipak Holdings, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.50%, 4.75%, 10/14/2024	2,780,899	2,785,460
Reynolds Group Holdings, Inc. Senior Secured USD 2017 Term Loan, 1 Month USD LIBOR + 2.75%, 4.99%, 2/5/2023	28,232,220	28,391,026
Trident TPI Holdings, Inc. Senior Secured 2017 USD Term Loan B1, 1 Month USD LIBOR + 3.25%, 5.49%, 10/17/2024	7,671,543	7,658,770
		48,467,520
DISTRIBUTORS — 0.7%
Explorer Holdings, Inc. Senior Secured 2016 Term Loan B, 3 Month USD LIBOR + 3.75%, 6.14%, 5/2/2023	24,746,835	24,947,903
DIVERSIFIED CONSUMER SERVICES — 0.9%
FrontDoor, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.50%, 4.75%, 8/14/2025	2,608,696	2,629,905
Weight Watchers International, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 4.75%, 7.09%, 11/29/2024	26,950,000	27,309,378
		29,939,283
DIVERSIFIED FINANCIAL SERVICES — 2.1%
AlixPartners LLP Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 4.99%, 4/4/2024	10,769,766	10,832,607
AqGen Ascensus, Inc.:
Senior Secured 2018 Delayed Draw Term Loan, 3 Month USD LIBOR + 3.50%, 5.89%, 12/5/2022 (c)	644,444	647,264
Security Description	Principal Amount	Value
Senior Secured 2018 Incremental Term Loan, 3 Month USD LIBOR + 3.50%, 5.89%, 12/5/2022	$ 2,763,889	$ 2,775,124
Edelman Financial Center LLC:
Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 5.59%, 7/21/2025	17,012,579	17,186,277
Senior Secured 2018 2nd Lien Term Loan, 3 Month USD LIBOR + 6.75%, 9.09%, 7/20/2026	5,769,231	5,906,250
IG Investment Holdings LLC Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 5.74%, 5/23/2025	2,224,155	2,246,397
LDiscovery LLC Senior Secured Term Loan, 5.88%, 12/9/2022	3,311,688	3,212,338
UFC Holdings LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.50%, 8/18/2023	5,464,585	5,503,438
William Morris Endeavor Entertainment LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.00%, 5/18/2025	24,349,993	24,342,445
		72,652,140
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.8%
CenturyLink Escrow LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 4.99%, 1/31/2025	46,118,361	45,853,181
Consolidated Communications, Inc. Senior Secured 2016 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.25%, 10/4/2023	14,065,765	13,890,998
Hargray Communications Group, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.24%, 5/16/2024	6,912,500	6,935,830
TDC A/S Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.50%, 5.84%, 5/31/2025	18,558,140	18,771,558

See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Telesat Canada Senior Secured Term Loan B4, 3 Month USD LIBOR + 2.50%, 4.89%, 11/17/2023	$ 10,969,220	$ 11,011,342
Zayo Group LLC Senior Secured 2017 Incremental Term Loan, 1 Month USD LIBOR + 2.25%, 4.49%, 1/19/2024	740,132	744,435
		97,207,344
ELECTRIC UTILITIES — 0.7%
TEX Operations Co. LLC Senior Secured Exit Term Loan B, 1 Month USD LIBOR + 2.00%, 4.24%, 8/4/2023	23,326,225	23,384,541
ELECTRICAL EQUIPMENT — 0.1%
EXC Holdings III Corp. Senior Secured USD 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 5.89%, 12/2/2024	2,310,562	2,330,063
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
CPI International, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 5.74%, 7/26/2024 (c)	9,632,217	9,668,338
Energizer Holdings, Inc. Senior Secured 2018 Term Loan B, 2.25%, 6/20/2025	4,310,345	4,334,612
TTM Technologies, Inc. Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 2.50%, 4.60%, 9/28/2024	5,833,155	5,862,321
		19,865,271
ENERGY EQUIPMENT & SERVICES — 0.1%
BCP Renaissance Parent LLC Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.50%, 5.84%, 10/31/2024	2,285,714	2,303,017
FOOD & STAPLES RETAILING — 1.3%
Albertsons LLC:
Senior Secured USD 2017 Term Loan B5, 3 Month USD LIBOR + 3.00%, 5.38%, 12/21/2022	3,176,672	3,182,469
Security Description	Principal Amount	Value
Senior Secured USD 2017 Term Loan B6, 3 Month USD LIBOR + 3.00%, 5.31%, 6/22/2023	$ 22,812,314	$ 22,843,225
Mastronardi Produce, Ltd. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.25%, 5.35%, 5/1/2025 (c)	2,367,484	2,388,200
Smart & Final Stores LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 5.74%, 11/15/2022	5,750,000	5,649,404
US Foods, Inc. Senior Secured 2016 Term Loan B, 1 Month USD LIBOR + 2.00%, 4.24%, 6/27/2023	10,099,223	10,148,507
		44,211,805
FOOD PRODUCTS — 0.6%
CSM Bakery Solutions LLC Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 4.00%, 6.34%, 7/3/2020	2,973,228	2,884,774
Dole Food Co., Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 4.99%, 4/6/2024	4,713,546	4,719,862
Hostess Brands LLC Senior Secured 2017 Repriced Term Loan, 1 Month USD LIBOR + 2.25%, 4.49%, 8/3/2022	251,865	252,377
JBS USA LLC Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 2.50%, 4.84%, 10/30/2022	13,501,853	13,551,540
		21,408,553
HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
DJO Finance LLC Senior Secured 2015 Term Loan, 1 Month USD LIBOR + 3.25%, 5.59%, 6/8/2020	8,641,921	8,653,631
LifeScan Global Corp. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 6.00%, 9/27/2024	10,000,000	9,915,650
Onex Carestream Finance L.P.:

See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 4.00%, 6.24%, 6/7/2019	$ 4,323,128	$ 4,326,716
Senior Secured 2nd Lien Term Loan, 1 Month USD LIBOR + 8.50%, 10.74%, 12/7/2019 (c)	16,900,077	16,870,501
		39,766,498
HEALTH CARE PROVIDERS & SERVICES — 7.5%
ADMI Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.49%, 4/30/2025	15,478,448	15,575,189
Air Medical Group Holdings, Inc.:
Senior Secured 2017 Term Loan B2, 6.42%, 3/14/2025	35,805,637	35,712,542
Senior Secured 2018 Term Loan B1, 5.38%, 4/28/2022	2,578,667	2,542,295
ATI Holdings Acquisition, Inc. Senior Secured 2016 Term Loan, 1 Month USD LIBOR + 3.50%, 5.65%, 5/10/2023	2,952,280	2,970,732
Auris Luxembourg III S.A.R.L. Senior Secured 2018 USD Term Loan B, 3.75%, 7/20/2025	11,538,462	11,697,173
BioClinica, Inc. Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 4.25%, 6.63%, 10/20/2023 (c)	1,789,817	1,705,928
Certara L.P. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 5.89%, 8/15/2024	1,665,560	1,670,764
CHG Healthcare Services, Inc. Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 3.00%, 5.34%, 6/7/2023	10,168,465	10,243,152
Envision Healthcare Corp. Senior Secured 2016 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.25%, 10/10/2025	42,903,226	42,795,968
Gem Acquisitions, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.38%, 3/7/2025	4,866,848	4,873,686
Security Description	Principal Amount	Value
GHX Ultimate Parent Corp. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 5.64%, 6/28/2024	$ 4,331,140	$ 4,348,746
Heartland Dental LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 5.99%, 4/30/2025	11,440,592	11,459,641
MPH Acquisition Holdings LLC Senior Secured 2016 Term Loan B, 3 Month USD LIBOR + 2.75%, 5.14%, 6/7/2023	14,429,312	14,476,063
National Mentor Holdings, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 3.00%, 5.39%, 1/31/2021 (c)	2,636,767	2,647,643
NVA Holdings, Inc. Senior Secured Term Loan B3, 1 Month USD LIBOR + 2.75%, 4.99%, 2/2/2025	9,016,008	9,000,501
Ortho-Clinical Diagnostics, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.49%, 6/30/2025	28,478,761	28,614,035
PharMerica Corp.:
Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 5.65%, 12/6/2024 (c)	11,940,000	12,035,162
Senior Secured 2nd Lien Term Loan, 1 Month USD LIBOR + 7.75%, 9.90%, 12/7/2025	4,765,000	4,762,022
Sterigenics-Nordion Holdings LLC Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 3.00%, 5.24%, 5/15/2022	11,311,556	11,342,154
Surgery Center Holdings, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.25%, 5.57%, 9/2/2024	6,806,250	6,816,868
Team Health Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 4.99%, 2/6/2024	13,389,160	13,046,063

See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
U.S. Renal Care, Inc. Senior Secured 2015 Term Loan B, 3 Month USD LIBOR + 4.25%, 6.64%, 12/31/2022	$ 9,636,346	$ 9,413,505
		257,749,832
HEALTH CARE TECHNOLOGY — 0.4%
Change Healthcare Holdings, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 4.99%, 3/1/2024	12,675,000	12,731,467
Press Ganey Holdings, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 4.99%, 10/23/2023	2,523,145	2,536,556
		15,268,023
HOTELS, RESTAURANTS & LEISURE — 5.2%
1011778 BC ULC Senior Secured Term Loan B3, 1 Month USD LIBOR + 2.25%, 4.49%, 2/16/2024	20,347,690	20,383,299
Alterra Mountain Co. Senior Secured 2018 Term Loan B, 3.00%, 7/31/2024 (c)	300,000	300,900
Big Jack Holdings L.P. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.50%, 4/5/2024	6,755,874	6,705,204
Boyd Gaming Corp. Senior Secured Term Loan B3, 1 Week USD LIBOR + 2.25%, 4.42%, 9/15/2023	889,865	895,578
Caesars Resort Collection LLC Senior Secured Exit Term Loan, 1 Month USD LIBOR + 2.00%, 4.24%, 10/6/2024	109,989	110,076
CEC Entertainment, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.25%, 5.49%, 2/14/2021	7,497,745	7,277,498
Delta 2 (LUX) S.A.R.L. Senior Secured 2018 USD Term Loan, 1 Month USD LIBOR + 2.50%, 4.74%, 2/1/2024 (c)	38,346,487	38,094,934
Security Description	Principal Amount	Value
Fogo de Chao Churrascaria Holdings LLC Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 4.50%, 6.74%, 4/7/2025 (c)	$ 10,780,673	$ 10,854,844
Golden Nugget, Inc. Senior Secured 2017 Incremental Term Loan B, 1 Month USD LIBOR + 2.75%, 4.99%, 10/4/2023	16,139,998	16,220,698
Intrawest Resorts Holdings, Inc. Senior Secured Term Loan B1, 1 Month USD LIBOR + 3.00%, 5.24%, 7/31/2024 (c)	7,117,266	7,138,618
Marriott Ownership Resorts, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.25%, 4.49%, 8/29/2025	4,107,981	4,149,061
NPC International, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 5.58%, 4/19/2024	6,491,803	6,529,131
Penn National Gaming, Inc. Senior Secured 2018 1st Lien Term Loan B, 4.74%, 8/14/2025	7,843,137	7,895,098
Red Lobster Management LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 5.25%, 7.49%, 7/28/2021 (c)	1,747,200	1,751,568
Scientific Games International, Inc. Senior Secured 2018 Term Loan B5, 3 Month USD LIBOR + 2.75%, 5.04%, 8/14/2024	37,823,803	37,809,051
Travel Leaders Group LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.00%, 6.16%, 1/25/2024	8,728,125	8,842,682
Travelport Finance (Luxembourg) S.A.R.L. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 2.50%, 4.81%, 3/17/2025	5,221,875	5,230,047
		180,188,287

See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.5%
Calpine Corp. Senior Secured Term Loan B5, 3 Month USD LIBOR + 2.50%, 4.89%, 1/15/2024	$ 7,410,584	$ 7,420,626
Vistra Energy Corp. Senior Secured 1st Lien Term Loan B3, 1 Month USD LIBOR + 2.00%, 4.16%, 12/31/2025	8,203,739	8,222,730
		15,643,356
INSURANCE — 3.8%
Acrisure LLC:
Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 4.25%, 6.59%, 11/22/2023	15,328,797	15,411,879
Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.75%, 5.99%, 11/22/2023	4,202,949	4,220,476
Alliant Holdings I, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.15%, 5/9/2025	11,522,380	11,571,926
AmWINS Group, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 4.99%, 1/25/2024	15,013,081	15,089,723
AssuredPartners, Inc. Senior Secured 2017 1st Lien Add-On Term Loan, 1 Month USD LIBOR + 3.25%, 5.47%, 10/22/2024	16,447,314	16,508,991
Hub International, Ltd. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.00%, 5.34%, 4/25/2025	36,230,625	36,348,012
NFP Corp. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.00%, 5.22%, 1/8/2024	10,912,224	10,924,500
Sedgwick Claims Management Services, Inc.:
Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 4.99%, 3/1/2021	11,770,902	11,790,266
Security Description	Principal Amount	Value
Senior Secured 2nd Lien Term Loan, 3 Month USD LIBOR + 5.75%, 7.99%, 2/28/2022	$ 7,666,667	$ 7,709,830
		129,575,603
INTERACTIVE MEDIA & SERVICES — 1.8%
Go Daddy Operating Co. LLC Senior Secured 2017 Repriced Term Loan, 1 Month USD LIBOR + 2.25%, 4.49%, 2/15/2024	5,742,940	5,772,459
ION Trading Technologies S.A.R.L. Senior Secured USD Incremental Term Loan B, 3 Month USD LIBOR + 4.00%, 4.00%, 11/21/2024	8,977,387	8,953,552
LANDesk Group, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 4.25%, 6.33%, 1/20/2024	19,830,739	20,020,718
Rackspace Hosting, Inc. Senior Secured 2017 Incremental 1st Lien Term Loan, 3 Month USD LIBOR + 3.00%, 5.35%, 11/3/2023	14,897,693	14,727,785
SMS Systems Maintenance Services, Inc. Senior Secured 2016 1st Lien Term Loan, 1 Month USD LIBOR + 5.00%, 7.24%, 10/30/2023 (c)	1,950,076	1,595,815
TCH-2 Holding LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 5.74%, 5/6/2021	10,534,936	10,556,006
		61,626,335
INTERNET & CATALOG RETAIL — 0.6%
Harbor Freight Tools USA, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.50%, 4.74%, 8/18/2023	18,534,980	18,570,660
Spencer Gifts LLC Senior Secured Term Loan B1, 1 Month USD LIBOR + 4.25%, 6.41%, 7/16/2021	730,159	686,806
		19,257,466

See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
IT SERVICES — 1.8%
Access CIG LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 5.99%, 2/27/2025	$ 5,114,235	$ 5,149,395
DigiCert, Inc.:
Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 8.00%, 10.24%, 10/31/2025	8,000,000	7,995,000
Senior Secured 2017 Term Loan B1, 1 Month USD LIBOR + 4.00%, 6.99%, 10/31/2024	6,560,879	6,587,549
First Data Corp.:
Senior Secured 2017 USD Term Loan, 1 Month USD LIBOR + 2.00%, 4.21%, 7/8/2022	2,313,929	2,320,107
Senior Secured 2024 USD Term Loan, 1 Month USD LIBOR + 2.00%, 4.21%, 4/26/2024	10,018,044	10,037,680
Presidio, Inc. Senior Secured 2017 Refinanced Term Loan B, 3 Month USD LIBOR + 2.75%, 5.09%, 2/2/2024	6,962,483	6,990,055
TKC Holdings, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.00%, 2/1/2023	11,916,142	11,948,434
Web.com Group, Inc. Senior Secured 2018 Term Loan B, 3.75%, 9/14/2025	12,000,000	12,090,000
		63,118,220
LIFE SCIENCES TOOLS & SERVICES — 0.9%
Albany Molecular Research, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.49%, 8/30/2024	6,243,027	6,260,976
Jaguar Holding Co. II Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 2.50%, 4.74%, 8/18/2022	8,851,838	8,869,453
Parexel International Corp. Senior Secured Term Loan B, 1 Month USD LIBOR + 2.75%, 4.99%, 9/27/2024	16,815,438	16,731,361
		31,861,790
Security Description	Principal Amount	Value
MACHINERY — 1.1%
Altra Industrial Motion Corp. Senior Secured 2018 Term Loan B, 2.00%, 9/5/2025	$ 5,054,152	$ 5,073,888
Apex Tool Group LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 5.99%, 2/1/2022	3,593,738	3,611,060
Engineered Machinery Holdings, Inc. Senior Secured USD 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 5.64%, 7/19/2024 (c)	4,962,500	4,910,816
Hayward Industries, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 5.74%, 8/5/2024	2,957,328	2,979,507
Pro Mach Group, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.13%, 3/7/2025	10,084,459	10,070,291
Titan Acquisition, Ltd. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.24%, 3/28/2025	12,753,594	12,416,835
		39,062,397
MACHINERY-CONSTR&MINING — 1.0%
Brookfield WEC Holdings, Inc.:
Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 5.99%, 8/1/2025	28,026,316	28,406,493
Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 6.75%, 8.99%, 8/3/2026	6,984,424	7,129,350
		35,535,843
MEDIA — 7.1%
Altice Financing SA Senior Secured USD 2017 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 4.91%, 1/31/2026	12,438,258	12,183,274
CBS Radio, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 4.96%, 11/17/2024	11,676,366	11,600,236

See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Cogeco Communications (USA) II L.P. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 2.375%, 4.62%, 1/3/2025	$ 2,965,541	$ 2,968,892
CSC Holdings LLC Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 2.25%, 4.41%, 7/17/2025	5,813,998	5,823,678
Entravision Communications Corp. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 4.99%, 11/29/2024	8,250,000	8,164,076
Gray Television, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.25%, 4.35%, 2/7/2024	3,159,904	3,171,201
Lions Gate Entertainment Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.25%, 4.49%, 3/24/2025	2,094,737	2,100,843
MH Sub I LLC Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 5.92%, 9/13/2024	21,807,648	21,983,090
Mission Broadcasting, Inc. Senior Secured 2017 Term Loan B2, 1 Month USD LIBOR + 2.50%, 4.60%, 1/17/2024	509,039	511,902
Nexstar Broadcasting, Inc. Senior Secured 2017 Term Loan B2, 1 Month USD LIBOR + 2.50%, 4.60%, 1/17/2024	3,629,571	3,649,987
Radiate Holdco LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.24%, 2/1/2024	19,949,367	19,944,180
Red Ventures LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 4.00%, 6.24%, 11/8/2024	25,914,750	26,254,881
Univision Communications, Inc. Senior Secured Term Loan C5, 1 Month USD LIBOR + 2.75%, 4.99%, 3/15/2024	55,413,991	53,994,008
Security Description	Principal Amount	Value
Virgin Media Bristol LLC Senior Secured Term Loan K, 1 Month USD LIBOR + 2.50%, 4.66%, 1/15/2026	$ 26,371,485	$ 26,444,930
WideOpenWest Finance LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.41%, 8/18/2023	35,716,023	35,113,315
Ziggo Secured Finance Partnership Senior Secured USD Term Loan E, 1 Month USD LIBOR + 2.50%, 4.66%, 4/15/2025	10,089,036	9,918,784
		243,827,277
METAL PROCESSORS&FABRICA — 0.1%
Hillman Group, Inc. Senior Secured 2018 Term Loan B, 3.50%, 5/31/2025	4,987,500	4,939,495
METALS & MINING — 0.4%
Aleris International, Inc. Senior Secured 2018 Term Loan, 6.99%, 2/27/2023	12,038,793	12,275,837
PLZ Aeroscience Corp. Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.50%, 5.89%, 7/31/2022 (c)	1,271,559	1,280,307
		13,556,144
MULTILINE RETAIL — 1.1%
AI Aqua Merger Sub, Inc. Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 3.25%, 5.49%, 12/13/2023	15,000,000	15,037,500
Neiman Marcus Group, Ltd. LLC Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.25%, 5.37%, 10/25/2020	24,858,622	23,146,857
		38,184,357
MUSIC — 0.1%
WMG Acquisition Corp. Senior Secured 2018 Term Loan F, 1 Month USD LIBOR + 2.125%, 4.37%, 11/1/2023	2,317,916	2,318,241

See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
OIL, GAS & CONSUMABLE FUELS — 1.0%
BCP Raptor LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 4.25%, 6.48%, 6/24/2024	$ 1,809,020	$ 1,785,657
EG Finco, Ltd. Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 4.00%, 6.39%, 2/7/2025	24,553,602	24,634,260
Lucid Energy Group II LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.17%, 2/17/2025	6,943,342	6,860,890
		33,280,807
OIL-FIELD SERVICES — 0.0% (b)
MRC Global (US) Inc. Senior Secured 2018 1st Lien Term Loan B, 1 Month USD LIBOR + 3.00%, 5.24%, 9/20/2024	840,361	847,189
PAPER&RELATED PRODUCTS — 0.3%
Flex Acquisition Co., Inc. Senior Secured 2018 Incremental Term Loan, 3 Month USD LIBOR + 3.25%, 5.75%, 6/29/2025	11,904,762	11,947,917
PERSONAL PRODUCTS — 0.1%
Zodiac Pool Solutions LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.25%, 4.49%, 7/2/2025	4,088,115	4,111,948
PHARMACEUTICALS — 4.4%
Akorn, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 4.75%, 7.00%, 4/16/2021	12,666,667	12,302,500
Alvogen Pharma US, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.75%, 6.99%, 4/2/2022 (c)	3,463,987	3,497,900
Amneal Pharmaceuticals LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 5.75%, 5/4/2025	19,725,616	19,935,201
Security Description	Principal Amount	Value
Arbor Pharmaceuticals, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 5.00%, 7.49%, 7/5/2023	$ 1,612,600	$ 1,625,372
Endo Luxembourg Finance Co. I S.A.R.L. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 4.25%, 6.49%, 4/29/2024	37,982,819	38,295,417
Horizon Pharma, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.50%, 3/29/2024	14,270,507	14,410,216
Pearl Intermediate Parent LLC:
Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 4.92%, 2/14/2025	15,763,809	15,620,988
Senior Secured 2018 Delayed Draw Term Loan, 3 Month USD LIBOR + 2.75%, 4.91%, 2/14/2025	1,277,716	1,266,140
Valeant Pharmaceuticals International, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.10%, 6/1/2025	44,122,295	44,396,074
		151,349,808
POLLUTION CONTROL — 0.3%
Core & Main L.P. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.00%, 5.31%, 8/1/2024	2,338,351	2,350,043
EnergySolutions LLC Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.75%, 6.14%, 5/9/2025 (c)	7,438,733	7,503,822
		9,853,865
PROFESSIONAL SERVICES — 1.1%
Advantage Sales & Marketing, Inc.:
Senior Secured 2014 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.49%, 7/23/2021	2,881,558	2,675,526
Senior Secured 2014 2nd Lien Term Loan, 1 Month USD LIBOR + 6.50%, 8.74%, 7/25/2022	15,753,373	13,331,292

See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured Incremental Term Loan B, 1 Month USD LIBOR + 3.25%, 5.49%, 7/25/2021	$ 1,989,924	$ 1,838,193
Information Resources, Inc. Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 4.25%, 6.57%, 1/18/2024	18,331,266	18,491,664
		36,336,675
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.5%
Capital Automotive L.P. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 2.50%, 4.75%, 3/24/2024	1,272,213	1,275,661
Communications Sales & Leasing, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.24%, 10/24/2022	15,393,836	14,753,067
		16,028,728
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Bright Bidco B.V. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.50%, 5.89%, 6/30/2024	652,149	645,696
Realogy Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.25%, 4.40%, 2/8/2025	2,269,045	2,278,405
		2,924,101
RECYCLING — 0.2%
Gopher Resource LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.49%, 3/6/2025	8,081,911	8,127,372
RETAIL-RESTAURANTS — 0.4%
IRB Holding Corp. Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 5.46%, 2/5/2025	6,983,495	7,000,988
K-Mac Holdings Corp. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.42%, 3/14/2025	2,487,500	2,500,559
Security Description	Principal Amount	Value
Tacala LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.49%, 1/31/2025	$ 5,196,111	$ 5,228,587
		14,730,134
ROAD & RAIL — 0.1%
Direct ChassisLink, Inc. Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 6.00%, 8.24%, 6/15/2023	5,000,000	5,056,250
SEMICONDUCTOR EQUIPMENT — 0.6%
MA FinanceCo. LLC Senior Secured USD Term Loan B3, 1 Month USD LIBOR + 2.50%, 4.74%, 6/21/2024	2,803,398	2,799,319
Seattle Spinco, Inc. Senior Secured USD Term Loan B3, 1 Month USD LIBOR + 2.50%, 4.74%, 6/21/2024	18,932,039	18,904,493
		21,703,812
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Cypress Semiconductor Corp. Senior Secured 2016 Term Loan B, 1 Month USD LIBOR + 2.00%, 4.25%, 7/5/2021	4,958,774	4,981,708
MACOM Technology Solutions Holdings, Inc. Senior Secured 2017 Add on Term Loan, 1 Month USD LIBOR + 2.25%, 4.49%, 5/17/2024	7,648,678	7,487,100
		12,468,808
SOFTWARE — 13.3%
Applied Systems, Inc.:
Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.00%, 5.39%, 9/19/2024	1,820,690	1,833,462
Senior Secured 2017 2nd Lien Term Loan, 3 Month USD LIBOR + 7.00%, 9.39%, 9/19/2025	454,545	464,491
Avast Software B.V. Senior Secured 2018 USD Term Loan B, 3 Month USD LIBOR + 2.50%, 4.89%, 9/30/2023	3,382,746	3,407,067
BMC Software Finance, Inc.:

See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 2018 USD Term Loan B, 5.49%, 9/1/2025	$ 40,000,000	$ 40,436,200
Senior Secured USD 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.49%, 9/10/2022	31,193,306	31,193,306
CCC Information Services, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.25%, 4/27/2024	4,511,005	4,535,252
Compuware Corpo. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 5.71%, 8/22/2025	6,193,548	6,252,882
Dynatrace LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.47%, 8/22/2025	12,000,000	12,092,520
Epicor Software Corp. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.50%, 6/1/2022	23,831,452	23,963,002
Flexera Software LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.50%, 2/26/2025	11,515,135	11,565,514
Garrett (Luxembourg) S.A.R.L. Senior Secured 2018 USD Term Loan B, 2.50%, 9/30/2025	2,604,167	2,610,677
GlobalLogic Holdings, Inc. Senior Secured 2018 Add On 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 5.49%, 8/1/2025	4,123,037	4,162,989
Help/Systems LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 5.99%, 3/28/2025	9,786,496	9,859,895
Hyland Software, Inc.:
Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.49%, 7/1/2022	11,529,743	11,621,808
Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 7.00%, 9.24%, 7/7/2025	608,696	619,348
Security Description	Principal Amount	Value
Informatica Corp. Senior Secured 2018 USD Term Loan, 1 Month USD LIBOR + 3.25%, 5.49%, 8/5/2022	$ 4,937,077	$ 4,981,807
Kronos, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.00%, 5.34%, 11/1/2023	18,728,649	18,844,579
McAfee LLC Senior Secured 2017 USD Term Loan B, 1 Month USD LIBOR + 4.50%, 6.74%, 9/30/2024	36,568,125	36,914,242
Mitchell International, Inc.:
Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.49%, 11/29/2024 (c)	15,055,921	15,054,566
Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 7.25%, 9.49%, 12/1/2025 (c)	19,272,727	19,311,273
Navex Global, Inc. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.25%, 5.37%, 8/8/2025	4,494,382	4,500,045
Project Alpha Intermediate Holding, Inc. Senior Secured 2017 Term Loan B, 6 Month USD LIBOR + 3.50%, 5.99%, 4/26/2024	25,349,024	25,386,034
Project Ruby Ultimate Parent Corp. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.50%, 5.72%, 2/9/2024 (c)	5,939,829	5,960,856
Quest Software US Holdings, Inc.:
Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.25%, 6.57%, 5/16/2025	15,000,000	15,145,275
Senior Secured 2018 2nd Lien Term Loan, 3 Month USD LIBOR + 8.25%, 10.57%, 5/16/2026 (c)	12,000,000	11,940,060
SolarWinds Holdings, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.24%, 2/5/2024	22,951,563	23,112,568

See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Solera Holdings, Inc. Senior Secured USD Term Loan B, 1 Month USD LIBOR + 2.75%, 4.99%, 3/3/2023	$ 2,776,606	$ 2,785,728
SonicWALL, Inc. Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 5.82%, 5/16/2025	16,935,484	16,977,822
Sophia L.P. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.25%, 5.62%, 9/30/2022	3,327,560	3,345,945
SS&C Technologies Holdings Europe S.A.R.L. Senior Secured 2018 Term Loan B4, 1 Month USD LIBOR + 2.25%, 4.49%, 4/16/2025	13,162,379	13,191,204
SS&C Technologies, Inc.:
Senior Secured 2018 Term Loan B3, 1 Month USD LIBOR + 2.25%, 4.49%, 4/16/2025	33,909,122	33,983,383
Senior Secured 2018 Term Loan B5, 2.50%, 4/16/2025	4,444,444	4,453,111
TIBCO Software, Inc. Senior Secured Repriced Term Loan B, 1 Month USD LIBOR + 2.00%, 5.75%, 12/4/2020	18,378,063	18,483,370
Veritas Bermuda, Ltd. Senior Secured USD Repriced Term Loan B, 1 Month USD LIBOR + 4.50%, 6.74%, 1/27/2023	19,845,491	19,380,411
		458,370,692
SPECIALTY RETAIL — 2.7%
Ascena Retail Group, Inc. Senior Secured 2015 Term Loan B, 1 Month USD LIBOR + 4.50%, 6.75%, 8/21/2022	7,847,374	7,613,601
Bass Pro Group LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 5.00%, 7.24%, 9/25/2024	31,759,052	32,116,342
Burlington Coat Factory Warehouse Corp. Senior Secured 2017 Term Loan B5, 1 Month USD LIBOR + 2.50%, 4.72%, 11/17/2024	3,489,485	3,518,936
Security Description	Principal Amount	Value
National Vision, Inc. Senior Secured 2017 Repriced Term Loan, 1 Month USD LIBOR + 2.50%, 4.99%, 11/20/2024	$ 7,300,386	$ 7,366,564
Party City Holdings, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.28%, 8/19/2022	4,695,405	4,734,799
Petco Animal Supplies, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.25%, 5.59%, 1/26/2023	12,500,000	10,170,375
Staples, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 4.00%, 6.34%, 9/12/2024	27,932,292	27,978,939
		93,499,556
TELECOM SERVICES — 0.6%
Ciena Corp. Senior Secured 2018 Term Loan B, 2.00%, 9/26/2025	1,956,869	1,967,876
Plantronics, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.50%, 4.74%, 7/2/2025	5,411,765	5,437,146
SBA Senior Finance II LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.00%, 4.25%, 4/11/2025	8,713,028	8,732,371
Securus Technologies Holdings, Inc.:
Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 4.50%, 6.74%, 11/1/2024	1,025,138	1,029,239
Senior Secured 2018 Delayed Draw Term Loan, 6.74%, 11/1/2024	4,121,212	4,128,095
		21,294,727
TELECOMMUNICATION EQUIP — 0.3%
MLN US HoldCo LLC Senior Secured 2018 1st Lien Term Loan, 4.50%, 7/11/2025	11,443,662	11,576,008

See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
THRIFTS & MORTGAGE FINANCE — 0.2%
Capri Finance LLC Senior Secured USD 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 5.59%, 11/1/2024	$ 5,287,390	$ 5,281,865
TRADING COMPANIES & DISTRIBUTORS — 0.9%
Avolon TLB Borrower 1 (U.S.) LLC Senior Secured Term Loan B3, 1 Month USD LIBOR + 2.00%, 4.17%, 1/15/2025	21,718,713	21,811,669
SiteOne Landscape Supply, Inc. Senior Secured 2018 Term Loan E, 1 Month USD LIBOR + 2.75%, 4.89%, 10/29/2024	6,910,089	6,942,497
Univar, Inc. Senior Secured 2017 USD Term Loan B, 1 Month USD LIBOR + 2.25%, 4.49%, 7/1/2024	2,000,000	2,007,220
		30,761,386
TOTAL SENIOR FLOATING RATE LOANS (Cost $3,182,372,631)		3,199,937,714
CORPORATE BONDS & NOTES — 5.1%
AEROSPACE & DEFENSE — 0.3%
TransDigm, Inc.:
6.50%, 7/15/2024	5,000,000	5,122,500
6.50%, 5/15/2025	4,000,000	4,075,200
		9,197,700
COMMERCIAL SERVICES — 0.2%
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/2023 (d)	7,122,000	7,616,979
COMPUTERS — 0.3%
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (d)	11,122,000	11,271,035
DIVERSIFIED FINANCIAL SERVICES — 0.1%
LPL Holdings, Inc. 5.75%, 9/15/2025 (d)	4,000,000	3,905,200
ELECTRONICS — 0.1%
TTM Technologies, Inc. 5.63%, 10/1/2025 (d)	3,500,000	3,482,500
Security Description	Principal Amount	Value
ENGINEERING & CONSTRUCTION — 0.0% (b)
frontdoor, Inc. 6.75%, 8/15/2026 (d)	$ 1,250,000	$ 1,284,375
ENTERTAINMENT — 0.2%
Scientific Games International, Inc. 5.00%, 10/15/2025 (d)	5,750,000	5,457,325
ENVIRONMENTAL CONTROL — 0.1%
GFL Environmental, Inc. 5.38%, 3/1/2023 (d)	3,862,000	3,644,763
FOOD — 0.1%
Post Holdings, Inc. 5.00%, 8/15/2026 (d)	2,000,000	1,893,600
HEALTH CARE PRODUCTS — 0.2%
Avantor, Inc. 6.00%, 10/1/2024 (d)	7,750,000	7,856,950
Kinetic Concepts, Inc./KCI USA, Inc. 7.88%, 2/15/2021 (d)	830,000	856,975
		8,713,925
HEALTH CARE SERVICES — 1.2%
Envision Helthcare Corp. 8.75%, 10/15/2026 (d)	20,833,000	20,833,000
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (d)	10,000,000	10,375,000
Tenet Healthcare Corp.:
6.75%, 2/1/2020	2,000,000	2,062,500
8.13%, 4/1/2022	8,000,000	8,430,400
		41,700,900
HOLDING COMPANIES-DIVERS — 0.0% (b)
Trident Merger Sub, Inc. 6.63%, 11/1/2025 (d)	1,688,000	1,600,376
INSURANCE — 0.8%
AssuredPartners, Inc. 7.00%, 8/15/2025 (d)	10,410,000	10,305,900
HUB International, Ltd. 7.00%, 5/1/2026 (d)	17,000,000	16,978,750
		27,284,650
MEDIA — 0.2%
Gray Television, Inc.:
5.13%, 10/15/2024 (d)	1,500,000	1,449,375
5.88%, 7/15/2026 (d)	3,000,000	2,973,900
Sinclair Television Group, Inc. 5.63%, 8/1/2024 (d)	2,000,000	1,960,000
		6,383,275

See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
PACKAGING & CONTAINERS — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 7.25%, 5/15/2024 (d)	$ 2,320,000	$ 2,430,200
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (d)	1,478,000	1,413,337
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.84%, 7/15/2021 (d) (e)	2,000,000	2,027,600
		5,871,137
PHARMACEUTICALS — 0.4%
Bausch Health Cos., Inc.:
5.50%, 11/1/2025 (d)	3,000,000	3,000,000
6.50%, 3/15/2022 (d)	1,734,000	1,801,279
NVA Holdings, Inc. 6.88%, 4/1/2026 (d)	7,998,000	7,978,005
		12,779,284
RETAIL — 0.3%
CEC Entertainment, Inc. 8.00%, 2/15/2022	1,148,000	1,050,523
IRB Holding Corp. 6.75%, 2/15/2026 (d)	8,000,000	7,830,400
		8,880,923
SOFTWARE — 0.4%
Infor US, Inc. 6.50%, 5/15/2022	7,000,000	7,070,000
Riverbed Technology, Inc. 8.88%, 3/1/2023 (d)	5,500,000	5,211,250
		12,281,250
TRUCKING & LEASING — 0.0% (b)
Fly Leasing, Ltd. 5.25%, 10/15/2024	1,145,000	1,097,769
TOTAL CORPORATE BONDS & NOTES (Cost $173,691,027)		174,346,966

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 8.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (f) (g) (Cost $291,444,911)	291,444,911	$ 291,444,911
TOTAL INVESTMENTS — 106.6% (Cost $3,647,508,569)		3,665,729,591
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.6)%		(226,284,488)
NET ASSETS — 100.0%		$ 3,439,445,103

(a)	The rate shown represents the rate at September 30, 2018.
(b)	Amount is less than 0.05% of net assets.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2018, total aggregate fair value of securities is $186,437,398 representing 5.4% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.2% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2018.

LIBOR	= London Interbank Offered Rate

See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

At September 30, 2018, the Fund had unfunded loan commitments of $9,925,867, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Access CIG LLC	640,413	644,816	4,403
Heartland Dental LLC	1,720,390	1,723,254	2,864
GlobalLogic Holdings, Inc.	589,005	594,713	5,708
GFL Environmental, Inc.	1,070,005	1,072,680	2,675
AqGen Ascensus, Inc.	1,022,222	1,026,694	4,472
Pearl Intermediate Parent LLC	3,369,786	3,339,256	(30,530)
VT Buyer Acquisition Corp.	1,514,046	1,525,401	11,355
			$ 947
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Senior Floating Rate Loans
Advertising Services	$ —	$ 1,827,803	$—	$ 1,827,803
Aerospace & Defense	—	89,694,598	—	89,694,598
Airlines	—	4,912,950	—	4,912,950
Auto Components	—	25,040,706	—	25,040,706
Automobiles	—	5,997,716	—	5,997,716
Building Products	—	23,569,153	—	23,569,153
Capital Markets	—	19,920,402	—	19,920,402
Chemicals	—	98,857,887	—	98,857,887
Commercial Services & Supplies	—	305,559,787	—	305,559,787
Communications Equipment	—	32,849,945	—	32,849,945
Computer Services	—	19,825,869	—	19,825,869
Computers & Peripherals	—	10,098,525	—	10,098,525
Construction & Engineering	—	17,915,225	—	17,915,225
Construction Materials	—	16,118,896	—	16,118,896
Containers & Packaging	—	48,467,520	—	48,467,520
Distributors	—	24,947,903	—	24,947,903
Diversified Consumer Services	—	29,939,283	—	29,939,283
Diversified Financial Services	—	72,652,140	—	72,652,140
Diversified Telecommunication Services	—	97,207,344	—	97,207,344
Electric Utilities	—	23,384,541	—	23,384,541
Electrical Equipment	—	2,330,063	—	2,330,063
Electronic Equipment, Instruments & Components	—	19,865,271	—	19,865,271
Energy Equipment & Services	—	2,303,017	—	2,303,017
Food & Staples Retailing	—	44,211,805	—	44,211,805
Food Products	—	21,408,553	—	21,408,553
Health Care Equipment & Supplies	—	39,766,498	—	39,766,498
Health Care Providers & Services	—	257,749,832	—	257,749,832
Health Care Technology	—	15,268,023	—	15,268,023
Hotels, Restaurants & Leisure	—	180,188,287	—	180,188,287
Independent Power Producers & Energy Traders	—	15,643,356	—	15,643,356
Insurance	—	129,575,603	—	129,575,603
Interactive Media & Services	—	61,626,335	—	61,626,335
See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Internet & Catalog Retail	$ —	$ 19,257,466	$—	$ 19,257,466
IT Services	—	63,118,220	—	63,118,220
Life Sciences Tools & Services	—	31,861,790	—	31,861,790
Machinery	—	39,062,397	—	39,062,397
Machinery-Constr&Mining	—	35,535,843	—	35,535,843
Media	—	243,827,277	—	243,827,277
Metal Processors&Fabrica	—	4,939,495	—	4,939,495
Metals & Mining	—	13,556,144	—	13,556,144
Multiline Retail	—	38,184,357	—	38,184,357
Music	—	2,318,241	—	2,318,241
Oil, Gas & Consumable Fuels	—	33,280,807	—	33,280,807
Oil-Field Services	—	847,189	—	847,189
Paper&Related Products	—	11,947,917	—	11,947,917
Personal Products	—	4,111,948	—	4,111,948
Pharmaceuticals	—	151,349,808	—	151,349,808
Pollution Control	—	9,853,865	—	9,853,865
Professional Services	—	36,336,675	—	36,336,675
Real Estate Investment Trusts (REITs)	—	16,028,728	—	16,028,728
Real Estate Management & Development	—	2,924,101	—	2,924,101
Recycling	—	8,127,372	—	8,127,372
Retail-Restaurants	—	14,730,134	—	14,730,134
Road & Rail	—	5,056,250	—	5,056,250
Semiconductor Equipment	—	21,703,812	—	21,703,812
Semiconductors & Semiconductor Equipment	—	12,468,808	—	12,468,808
Software	—	458,370,692	—	458,370,692
Specialty Retail	—	93,499,556	—	93,499,556
Telecom Services	—	21,294,727	—	21,294,727
Telecommunication Equip	—	11,576,008	—	11,576,008
Thrifts & Mortgage Finance	—	5,281,865	—	5,281,865
Trading Companies & Distributors	—	30,761,386	—	30,761,386
Corporate Bonds & Notes
Aerospace & Defense	—	9,197,700	—	9,197,700
Commercial Services	—	7,616,979	—	7,616,979
Computers	—	11,271,035	—	11,271,035
Diversified Financial Services	—	3,905,200	—	3,905,200
Electronics	—	3,482,500	—	3,482,500
Engineering & Construction	—	1,284,375	—	1,284,375
Entertainment	—	5,457,325	—	5,457,325
Environmental Control	—	3,644,763	—	3,644,763
Food	—	1,893,600	—	1,893,600
Health Care Products	—	8,713,925	—	8,713,925
Health Care Services	—	41,700,900	—	41,700,900
Holding Companies-Divers	—	1,600,376	—	1,600,376
Insurance	—	27,284,650	—	27,284,650
Media	—	6,383,275	—	6,383,275
Packaging & Containers	—	5,871,137	—	5,871,137
Pharmaceuticals	—	12,779,284	—	12,779,284
Retail	—	8,880,923	—	8,880,923
Software	—	12,281,250	—	12,281,250
Trucking & Leasing	—	1,097,769	—	1,097,769
Short-Term Investment	291,444,911	—	—	291,444,911
TOTAL INVESTMENTS	$291,444,911	$3,374,284,680	$—	$3,665,729,591
See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loan Commitments(a)	$ —	$ 947	$—	$ 947
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$291,444,911	$3,374,285,627	$—	$3,665,730,538

(a)	Includes appreciation (depreciation) on unfunded loan commitments.
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	196,673,118	$196,673,118	$476,934,298	$382,162,505	$—	$—	291,444,911	$291,444,911	$1,090,859	$—
See accompanying notes to schedules of investments.

SSGA MASTER TRUST
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate the Portfolio's NAV and the prices used by the Portfolio's underlying benchmark.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

SSGA MASTER TRUST
NOTES TO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2018, is disclosed in the Portfolio’s Schedule of Investments.
Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.
The Portfolio had no transfers between levels for the period ended September 30, 2018.
Loan Agreements
The Blackstone/GSO Senior Loan Portfolio invests in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Portfolio does not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Portfolio as the issuers of such loans.
Other Transactions with Affiliates
The Portfolios may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolios owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2018, are disclosed in the Schedules of Investments.
Aggregate Unrealized Appreciation and Depreciation
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Blackstone / GSO Senior Loan Portfolio	$3,696,096,432	$25,539,916	$55,906,757	$(30,366,841)
Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the N-Q filings were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the N-Q filings.
Other information regarding the Portfolio is available in the Portfolio's most recent Report to Shareholders. This information is also available on the Fund's website at www.spdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.

(a)        The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)        The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Master Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	November 26, 2018

By:	/s/ Bruce S. Rosenberg
Bruce Rosenberg
Treasurer and Principal Financial Officer

Date:	November 26, 2018